Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following tables summarize the relationship between executive compensation for our principal executive officer (also known as our “CEO”), other NEOs, and financial performance measures for the Company’s three (3) most recently completed fiscal years, calculated in accordance with Item 402(v) of Regulation S-K. The disclosure included in this section is prescribed by SEC rules and Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and it does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and compensation paid to its NEOs. For discussion of how Riot views its executive compensation, including alignment with the Company’s performance, see “Compensation Discussion and Analysis” beginning on page 29 of this Proxy Statement. Please review the tables and associated narrative and graphical disclosure together for a more complete presentation of such relationship over the periods presented.
Year	Summary Compensation Table Total for Mr. Les(1) ($)	Summary Compensation Table Total for Mr. McGonegal(2) ($)	Compensation Actually Paid to Mr. Les(3) ($)	Compensation Actually Paid to Mr. McGonegal(3) ($)	Average Summary Compensation Table Total Paid to non-PEO NEOs(4) ($)	Average Compensation Actually Paid to non-PEO NEOs(3)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (in thousands) ($)	Company Selected Measure Adjusted EBITDA (in thousands)(6) ($)
							TSR ($)	Peer Group TSR(5) ($)
2022	21,500,269	—	4,979,102	—	7,788,383	377,785	302.68	105.56	(509,553)	(67,193)
2021	21,876,868	18,196,470	23,262,732	10,634,670	17,197,333	12,682,777	1,993.75	134.57	(15,437)	74,909
2020	—	698,581	—	1,934,593	401,970	2,243,803	1,516.96	118.36	(14,107)	(7,769)

(1)
Mr. Les became the CEO of Riot and its principal executive officer on February 8, 2021, succeeding Mr. McGonegal. Amounts reported for fiscal year 2021 include all compensation paid to Mr. Les during the year, as reported on the Summary Compensation Table (“SCT”), in their entirety.

(2)
Mr. McGonegal served as Riot’s CEO (principal executive officer) from February 15, 2019, and as CEO and Chief Financial Officer (principal financial officer) (“CFO”) from his appointment as of August 15, 2019, until he was succeeded by Mr. Les as CEO. Thereafter, Mr. McGonegal continued in his role as CFO until his retirement and transition to his present role as Senior Advisor to the Company as of September 26, 2022. Accordingly, the amounts reported for fiscal year 2021 include the total compensation paid to Mr. McGonegal for fiscal year 2021, as reported on the SCT, in their entirety.

(3)	Compensation Actually Paid (“CAP”) reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below for Riot’s NEOs:
PEO SCT to CAP Reconciliation – Jason Les

Year	Salary(i) ($)	Bonus and Non- Equity Incentive Compensation(i) ($)	Equity- Based Awards(ii) ($)	All Other Compensation(iii) ($)	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values(iv) ($)	Compensation Actually Paid ($)
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732
PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former)

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Equity- Based Awards(ii) ($)	All Other Compensation(iii) ($)	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values(iv) ($)	Compensation Actually Paid ($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670
2020	294,103	90,000	300,000	14,478	698,581	(300,000)	1,536,012	1,934,593
Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

Year	Salary(i) ($)	Bonus and Non- Equity Incentive Compensation(i) ($)	Equity-Based Awards(ii) ($)	All Other Compensation(iii)	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values(iv) ($)	Compensation Actually Paid ($)
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
2020	175,000	78,000	144,000	4,970	401,970	(144,000)	1,985,833	2,243,803

(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)
Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated fiscal year under the Company’s 2019 Equity Incentive Plan, as amended, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated fiscal year, as reported in the SCT.
(iv)	The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the Fair Value Equity Awards tables below.
PEO Fair Value Equity Awards – Jason Les
Year	Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year ($)	Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Inclusion of Equity Values ($)
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364
PEO Fair Value Equity Awards – Jeffrey McGonegal (former)
Year	Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year ($)	Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Inclusion of Equity Values ($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500
2020	891,083	—	644,929	—	—	1,536,012
Average NEO Fair Value Equity Awards (Non-PEO)(4)
Year	Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year ($)	Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Inclusion of Equity Values ($)
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599
2020	1,989,070	—	—	(3,237)	—	1,985,833
(4)
The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Mr. Harris; 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Ms. Brooks; and 2020 – Ms. Brooks.

(5)
Reflects cumulative total shareholder return on our common stock (“TSR”) of the Russell 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. The Company does not have a peer group for the years 2022, 2021 or 2020, due to the relative nascence of its industry, and as such has utilized the Russell 2000. The Company has established a peer group, as identified in this Proxy Statement, for fiscal year 2023.

(6)
Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under US GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix B for reconciliations of GAAP to adjusted EBITDA.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(4)
The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Mr. Harris; 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Ms. Brooks; and 2020 – Ms. Brooks.

Peer Group Issuers, Footnote [Text Block]
(5)
Reflects cumulative total shareholder return on our common stock (“TSR”) of the Russell 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. The Company does not have a peer group for the years 2022, 2021 or 2020, due to the relative nascence of its industry, and as such has utilized the Russell 2000. The Company has established a peer group, as identified in this Proxy Statement, for fiscal year 2023.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Compensation Actually Paid (“CAP”) reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below for Riot’s NEOs:
PEO SCT to CAP Reconciliation – Jason Les

Year	Salary(i) ($)	Bonus and Non- Equity Incentive Compensation(i) ($)	Equity- Based Awards(ii) ($)	All Other Compensation(iii) ($)	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values(iv) ($)	Compensation Actually Paid ($)
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732
PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former)

Year	Salary ($)	Bonus and Non- Equity Incentive Compensation ($)	Equity- Based Awards(ii) ($)	All Other Compensation(iii) ($)	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values(iv) ($)	Compensation Actually Paid ($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670
2020	294,103	90,000	300,000	14,478	698,581	(300,000)	1,536,012	1,934,593
(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)
Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated fiscal year under the Company’s 2019 Equity Incentive Plan, as amended, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated fiscal year, as reported in the SCT.
(iv)	The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the Fair Value Equity Awards tables below.
PEO Fair Value Equity Awards – Jason Les
Year	Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year ($)	Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Inclusion of Equity Values ($)
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364
PEO Fair Value Equity Awards – Jeffrey McGonegal (former)
Year	Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year ($)	Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Inclusion of Equity Values ($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500
2020	891,083	—	644,929	—	—	1,536,012

Non-PEO NEO Average Total Compensation Amount			$ 7,788,383	$ 17,197,333	$ 401,970
Non-PEO NEO Average Compensation Actually Paid Amount			$ 377,785	12,682,777	2,243,803
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Compensation Actually Paid (“CAP”) reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below for Riot’s NEOs:
Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

Year	Salary(i) ($)	Bonus and Non- Equity Incentive Compensation(i) ($)	Equity-Based Awards(ii) ($)	All Other Compensation(iii)	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values(iv) ($)	Compensation Actually Paid ($)
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
2020	175,000	78,000	144,000	4,970	401,970	(144,000)	1,985,833	2,243,803

(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)
Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated fiscal year under the Company’s 2019 Equity Incentive Plan, as amended, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated fiscal year, as reported in the SCT.
(iv)	The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the Fair Value Equity Awards tables below.
Average NEO Fair Value Equity Awards (Non-PEO)(4)
Year	Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year ($)	Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Inclusion of Equity Values ($)
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599
2020	1,989,070	—	—	(3,237)	—	1,985,833

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts reflect the CAP over the three-year period ended December 31, 2022 and aligns trends in Riot’s TSR, net income, and Adjusted EBITDA results over the same period.
Compensation Actually Paid vs. Total Shareholder Return
Due to the relative nascence of our industry, we have not compared our performance against a self-constructed peer group or used a Published Industry Index. As identified in this Proxy Statement, we have established a peer group as of 2023. Below the graph shows a comparison of the TSR and the Russell 2000 Index assuming a $100 investment in the Company and in the Russell 2000 Index for the period starting December 31, 2019, that was held through the end of each year listed in the first table set forth above, as it compares to CAP. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid vs. Net Income [Text Block]
The following charts reflect the CAP over the three-year period ended December 31, 2022 and aligns trends in Riot’s TSR, net income, and Adjusted EBITDA results over the same period.
Compensation Actually Paid vs. Net Income
As shown in the chart below, the year-over-year changes in our CAP from fiscal year 2020 to 2021, and from fiscal year 2021 to 2022, generally tracked along the same trendline as our Net Income over the same period, increasing from 2020 to 2021 and decreasing from 2021 to 2022. This is largely due to our overall compensation mix, a large portion of which is equity-based and heavily impacted by our stock price. Year-over-year changes in PEO CAP over the same period is more pronounced due to the impact of equity-based compensation, which makes up a larger portion of the total target direct compensation paid to our PEOs than they do for our other NEOs and we issued a substantial initial service-based equity award to Mr. Les upon his appointment as CEO (PEO) as of February 8, 2021, in addition to the performance-based equity awards granted to all NEOs upon our adoption of a performance-incentive equity compensation program under our 2019 Equity Plan as of August 12, 2021, the fair value of which was recorded in fiscal year 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following charts reflect the CAP over the three-year period ended December 31, 2022 and aligns trends in Riot’s TSR, net income, and Adjusted EBITDA results over the same period.
Compensation Actually Paid vs. Adjusted EBITDA
As shown in the chart below, the year-over-year changes in our CAP from fiscal year 2020 to 2021, and from fiscal year 2021 to 2022, generally tracked along the same trendline as our Adjusted EBITDA over the same period, increasing from 2020 to 2021, and decreasing from 2021 to 2022. The decrease in Adjusted EBITDA is largely due to impairment charges to certain intangible assets, including the Bitcoin we hold following the decline in the market value of Bitcoin during the period, which the Company adjusted for in the fiscal year 2022. The changes in CAP are primarily due to our overall pay mix, a large portion of which is equity-based and heavily impacted by stock price, as discussed above.

Total Shareholder Return Vs Peer Group [Text Block]
The following charts reflect the CAP over the three-year period ended December 31, 2022 and aligns trends in Riot’s TSR, net income, and Adjusted EBITDA results over the same period.
Compensation Actually Paid vs. Total Shareholder Return
Due to the relative nascence of our industry, we have not compared our performance against a self-constructed peer group or used a Published Industry Index. As identified in this Proxy Statement, we have established a peer group as of 2023. Below the graph shows a comparison of the TSR and the Russell 2000 Index assuming a $100 investment in the Company and in the Russell 2000 Index for the period starting December 31, 2019, that was held through the end of each year listed in the first table set forth above, as it compares to CAP. Historical stock performance is not necessarily indicative of future stock performance.

Tabular List [Table Text Block]
PAY-FOR-PERFORMANCE ALIGNMENT
The following table provides an unranked list of the most important financial performance measures used by our Compensation Committee to link the compensation actually paid to our CEO and other NEOs in 2022, calculated in accordance with SEC regulations, to Company performance. The role of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Total Shareholder Return
Net Income
Adjusted EBITDA (Company Selected Measure)

Total Shareholder Return Amount			$ 302.68	1,993.75	1,516.96
Peer Group Total Shareholder Return Amount			105.56	134.57	118.36
Net Income (Loss)			$ (509,553,000)	$ (15,437,000)	$ (14,107,000)
Company Selected Measure Amount			(67,193,000)	74,909,000	(7,769,000)
PEO Name	Jeffrey McGonegal	Jason Les	Jason Les		Jeffrey McGonegal
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under US GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix B for reconciliations of GAAP to adjusted EBITDA.

Jason Les [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 21,500,269	$ 21,876,868	$ 0
PEO Actually Paid Compensation Amount			4,979,102	23,262,732	0
Jeffrey McGonegal [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	18,196,470	698,581
PEO Actually Paid Compensation Amount			0	10,634,670	1,934,593
PEO [Member] | Jason Les [Member]
Pay vs Performance Disclosure [Table]
Salary			679,757	631,887
Bonus and Non-Equity Incentive Compensation			511,225	1,085,963
Equity-Based Awards			20,297,175	20,155,500
All Other Compensation			12,111	3,518
PEO [Member] | Jason Les [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,297,175)	(20,155,500)
PEO [Member] | Jason Les [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,776,008	21,541,364
PEO [Member] | Jason Les [Member] | Year End Fair Value of Equity Awards Granted during the Year that Remained Unvested as of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,074,294	8,513,312
PEO [Member] | Jason Les [Member] | Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,706,698)	0
PEO [Member] | Jason Les [Member] | Vesting-Date Fair Value of Equity Awards Granted during Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	2,461,784
PEO [Member] | Jason Les [Member] | Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(591,588)	10,566,268
PEO [Member] | Jason Les [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Jeffrey McGonegal [Member]
Pay vs Performance Disclosure [Table]
Salary				354,077	294,103
Bonus and Non-Equity Incentive Compensation				601,931	90,000
Equity-Based Awards				17,229,300	300,000
All Other Compensation				11,162	14,478
PEO [Member] | Jeffrey McGonegal [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(17,229,300)	(300,000)
PEO [Member] | Jeffrey McGonegal [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				9,667,500	1,536,012
PEO [Member] | Jeffrey McGonegal [Member] | Year End Fair Value of Equity Awards Granted during the Year that Remained Unvested as of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,212,590	891,083
PEO [Member] | Jeffrey McGonegal [Member] | Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Jeffrey McGonegal [Member] | Vesting-Date Fair Value of Equity Awards Granted during Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,119,770	644,929
PEO [Member] | Jeffrey McGonegal [Member] | Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				335,140	0
PEO [Member] | Jeffrey McGonegal [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary			394,767	312,057	175,000
Bonus and Non-Equity Incentive Compensation			330,174	502,159	78,000
Equity-Based Awards			7,055,718	16,355,155	144,000
All Other Compensation			7,724	27,962	4,970
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,055,718)	(16,355,155)	(144,000)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(354,880)	11,840,599	1,985,833
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted during the Year that Remained Unvested as of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,348,135	6,756,031	1,989,070
Non-PEO NEO [Member] | Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,358,597)	0	0
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted during Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			27,606	1,845,779	0
Non-PEO NEO [Member] | Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(372,024)	3,238,789	(3,237)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0